UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Strategic Real Return Fund

June 30, 2007

1.833432.101

RRS-QTLY-0807

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 5.8%
	Principal Amount	Value
Convertible Bonds - 0.4%
FINANCIALS - 0.4%
Real Estate Investment Trusts - 0.4%
American Financial Realty Trust 4.375% 7/15/24	$ 11,510,000	$ 11,224,552
BioMed Realty LP 4.5% 10/1/26 (b)	3,000,000	2,851,500
Essex Portfolio LP 3.625% 11/1/25 (b)	600,000	719,220
Ventas, Inc. 3.875% 11/15/11 (b)	1,500,000	1,513,650
Washington Real Estate Investment Trust 3.875% 9/15/26	750,000	716,431
		17,025,353
Real Estate Management & Development - 0.0%
ERP Operating LP 3.85% 8/15/26	1,000,000	995,510
TOTAL FINANCIALS		18,020,863
Nonconvertible Bonds - 5.4%
CONSUMER DISCRETIONARY - 1.0%
Hotels, Restaurants & Leisure - 0.1%
FelCor Lodging LP 9% 6/1/11 (c)	1,500,000	1,567,500
Host Marriott LP 7% 8/15/12	1,800,000	1,797,750
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14	1,700,000	1,649,000
		5,014,250
Household Durables - 0.9%
Beazer Homes USA, Inc.:
8.125% 6/15/16	2,000,000	1,880,000
8.375% 4/15/12	400,000	374,000
D.R. Horton, Inc. 6.5% 4/15/16	1,000,000	956,765
K. Hovnanian Enterprises, Inc.:
6% 1/15/10	400,000	368,000
6.25% 1/15/16	700,000	577,500
7.5% 5/15/16	500,000	460,000
7.75% 5/15/13	5,800,000	5,162,000
KB Home:
5.875% 1/15/15	500,000	440,000
6.25% 6/15/15	5,100,000	4,488,000
7.75% 2/1/10	1,700,000	1,700,000
Kimball Hill, Inc. 10.5% 12/15/12	5,020,000	4,593,300
M/I Homes, Inc. 6.875% 4/1/12	1,600,000	1,464,000
Meritage Homes Corp. 6.25% 3/15/15	3,500,000	3,132,500
Ryland Group, Inc. 6.875% 6/15/13	1,000,000	1,010,602
Standard Pacific Corp. 9.25% 4/15/12	2,400,000	2,262,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Stanley-Martin Communities LLC 9.75% 8/15/15	$ 4,800,000	$ 4,152,000
Technical Olympic USA, Inc.(OLD) 8.25% 4/1/11 (b)	500,000	459,375
TOUSA, Inc. 7.5% 3/15/11	2,250,000	1,473,750
WCI Communities, Inc.:
7.875% 10/1/13	2,150,000	2,074,750
9.125% 5/1/12	2,350,000	2,279,500
		39,308,042
TOTAL CONSUMER DISCRETIONARY		44,322,292
FINANCIALS - 4.1%
Diversified Financial Services - 0.1%
Prime Property Funding, Inc. 5.7% 4/15/17 (b)	1,500,000	1,453,799
Real Estate Investment Trusts - 3.7%
AMB Property LP 3.5% 3/1/09	3,000,000	2,907,189
Archstone-Smith Operating Trust 3% 6/15/08	6,050,000	5,895,900
Archstone-Smith Trust 5% 8/15/07	4,525,000	4,523,430
Arden Realty LP:
5.2% 9/1/11	500,000	493,228
5.25% 3/1/15	600,000	582,619
7% 11/15/07	1,400,000	1,408,019
Avalon Properties, Inc. 6.875% 12/15/07	2,000,000	2,012,304
AvalonBay Communities, Inc.:
5% 8/1/07	2,025,000	2,024,378
5.5% 1/15/12	1,000,000	994,323
Brandywine Operating Partnership LP:
4.5% 11/1/09	840,000	820,502
6% 4/1/16	1,000,000	995,011
BRE Properties, Inc. 5.75% 9/1/09	4,500,000	4,504,167
Camden Property Trust 4.7% 7/15/09	2,500,000	2,461,305
Colonial Properties Trust 7% 7/14/07	2,750,000	2,751,081
Commercial Net Lease Realty, Inc. 6.15% 12/15/15	400,000	397,704
Developers Diversified Realty Corp.:
3.875% 1/30/09	2,000,000	1,948,334
5.375% 10/15/12	500,000	489,970
Duke Realty LP 7.75% 11/15/09	1,000,000	1,048,925
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Equity One, Inc.:
6% 9/15/16	$ 1,000,000	$ 984,163
6.25% 1/15/17	1,000,000	998,984
Health Care Property Investors, Inc.:
4.875% 9/15/10	700,000	678,367
6% 3/1/15	1,500,000	1,466,594
6% 1/30/17	1,000,000	979,069
6.3% 9/15/16	4,500,000	4,496,801
Health Care REIT, Inc. 6.2% 6/1/16	4,500,000	4,458,195
Healthcare Realty Trust, Inc.:
5.125% 4/1/14	500,000	471,673
8.125% 5/1/11	1,608,000	1,730,063
Highwoods/Forsyth LP 5.85% 3/15/17 (b)	2,000,000	1,920,000
HMB Capital Trust V 8.99% 12/15/36 (b)(c)	4,300,000	3,655,000
Hospitality Properties Trust:
5.625% 3/15/17	1,540,000	1,469,584
6.75% 2/15/13	1,250,000	1,289,208
Host Hotels & Resorts LP 6.875% 11/1/14	2,000,000	1,975,000
HRPT Properties Trust:
5.96% 3/16/11 (c)	2,000,000	2,000,914
6.25% 6/15/17	1,865,000	1,879,180
6.5% 1/15/13	1,000,000	1,029,946
iStar Financial, Inc.:
5.47% 3/16/09 (c)	500,000	502,536
5.7% 9/15/09 (c)	1,000,000	1,001,507
5.95% 10/15/13	1,000,000	985,123
Kimco Realty Corp.:
6.875% 2/10/09	3,000,000	3,060,297
7.86% 11/1/07	480,000	483,170
Nationwide Health Properties, Inc.:
6% 5/20/15	230,000	225,034
6.5% 7/15/11	3,500,000	3,556,665
Omega Healthcare Investors, Inc.:
7% 4/1/14	3,800,000	3,771,500
7% 1/15/16	1,658,000	1,645,565
ProLogis Trust 7.1% 4/15/08	1,500,000	1,510,628
Rouse Co. 8% 4/30/09	3,000,000	3,098,283
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (b)	5,500,000	5,445,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Senior Housing Properties Trust 8.625% 1/15/12	$ 6,550,000	$ 6,975,750
Shurgard Storage Centers, Inc.:
5.875% 3/15/13	2,000,000	2,012,096
7.75% 2/22/11	1,000,000	1,067,787
Simon Property Group LP:
5.375% 8/28/08	3,000,000	2,985,837
7% 6/15/28 (c)	960,000	971,510
7.125% 9/20/07	1,500,000	1,505,120
Simon Property Group, Inc. 3.75% 1/30/09	3,230,000	3,150,981
Tanger Properties LP 9.125% 2/15/08	1,760,000	1,831,491
Thornburg Mortgage, Inc. 8% 5/15/13	6,450,000	6,426,135
Trustreet Properties, Inc. 7.5% 4/1/15	2,200,000	2,359,500
UDR, Inc. 5.5% 4/1/14	2,000,000	1,950,630
United Dominion Realty Trust, Inc.:
4.5% 3/3/08	2,750,000	2,730,855
6.05% 6/1/13	2,500,000	2,504,318
Ventas Realty LP:
6.5% 6/1/16	3,160,000	3,081,000
6.625% 10/15/14	7,775,000	7,668,094
6.75% 6/1/10	2,400,000	2,406,000
6.75% 4/1/17	2,000,000	1,975,000
8.75% 5/1/09	1,920,000	2,025,600
9% 5/1/12	6,900,000	7,538,250
Washington (REIT) 6.898% 2/25/18	3,200,000	3,227,613
Western Investment Real Estate Trust 7.2% 9/15/08	500,000	505,089
		157,925,094
Real Estate Management & Development - 0.3%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	1,240,000	1,187,300
7.125% 2/15/13 (b)	1,000,000	965,000
8.125% 6/1/12	1,000,000	995,000
Colonial Realty LP 6.05% 9/1/16	1,000,000	994,394
ERP Operating LP:
5.2% 4/1/13	1,900,000	1,845,527
6.625% 3/15/12	3,000,000	3,114,030
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
First Industrial LP 5.75% 1/15/16	$ 1,000,000	$ 966,654
Post Apartment Homes LP 5.125% 10/12/11	3,000,000	2,912,130
		12,980,035
TOTAL FINANCIALS		172,358,928
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Skilled Healthcare Group, Inc. 11% 1/15/14	1,300,000	1,443,000
Sun Healthcare Group, Inc. 9.125% 4/15/15 (b)	2,410,000	2,494,350
Tenet Healthcare Corp. 7.375% 2/1/13	2,000,000	1,802,500
		5,739,850
MATERIALS - 0.1%
Paper & Forest Products - 0.1%
Plum Creek Timberlands LP 5.875% 11/15/15	2,000,000	1,936,402
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
American Tower Corp. 7.125% 10/15/12	3,000,000	3,067,500
TOTAL NONCONVERTIBLE BONDS		227,424,972
TOTAL CORPORATE BONDS (Cost $246,381,867)		245,445,835
U.S. Treasury Inflation Protected Obligations - 22.2%

U.S. Treasury Inflation-Indexed Bonds 3.625% 4/15/28	29,513,022	34,175,427
U.S. Treasury Inflation-Indexed Bonds:
2% 1/15/26	111,322,825	100,728,611
2.375% 1/15/25	98,767,545	94,902,613
2.375% 1/15/27	46,622,940	44,748,376
3.875% 4/15/29	33,058,837	39,867,754
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	13,258,309	12,587,407
1.625% 1/15/15	48,179,544	44,766,467
1.875% 7/15/13	80,872,188	77,547,034
U.S. Treasury Inflation Protected Obligations - continued
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Notes: - continued
1.875% 7/15/15	$ 47,424,197	$ 44,807,467
2% 4/15/12	8,808,555	8,543,858
2% 1/15/14	56,124,395	53,924,811
2% 7/15/14	58,540,284	56,184,767
2% 1/15/16	60,749,936	57,690,353
2.375% 4/15/11	57,468,168	56,822,626
2.375% 1/15/17	28,947,210	28,260,769
2.5% 7/15/16	46,556,510	46,052,648
3% 7/15/12	56,965,708	58,034,445
3.375% 1/15/12	50,588,213	52,193,638
3.5% 1/15/11	13,535,106	13,927,551
3.875% 1/15/09	8,064,064	8,189,935
4.25% 1/15/10	9,973,146	10,351,117
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $973,651,688)		944,307,674
Asset-Backed Securities - 0.4%

American Tower Trust I Series 2007-1A Class D, 5.9568% 4/15/37 (b)	3,000,000	2,924,766
Ameriquest Mortgage Securities, Inc. Series 2004-R10 Class M1, 6.02% 11/25/34 (c)	105,000	105,319
Concord Real Estate CDO Ltd./LLC Series 2006-1A Class F, 7.07% 12/25/46 (b)(c)	750,000	661,998
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33	1,500,000	1,148,267
Series 2002-2 Class M2, 9.163% 3/1/33	2,500,000	2,238,224
Countrywide Home Loan Trust Series 2006-BC2N Class N, 6.5% 2/25/47 (b)	195,556	132,978
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (b)	500,000	514,150
Fairfield Street Solar Corp. Series 2004-1A Class E1, 8.725% 11/28/39 (b)(c)	850,000	827,730
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 6.97% 9/25/46 (b)(c)	750,000	678,750
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (b)	750,000	150,000
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (b)	624,362	549,438
Merit Securities Corp. Series 13 Class M1, 8.63% 12/28/33	1,900,000	1,662,500
Asset-Backed Securities - continued
	Principal Amount	Value
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33	$ 714,838	$ 694,987
ROCK 1 CRE CDO LLC Series 2006-1A Class H, 6.66% 12/15/26 (b)(c)	1,500,000	1,447,872
Structured Asset Securities Corp. Series 2006-BC1 Class B1, 7.82% 3/25/36 (b)(c)	100,000	35,000
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 8.0056% 2/5/36 (b)(c)	250,000	233,125
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 7.31% 11/21/40 (b)(c)	1,500,000	1,496,528
TOTAL ASSET-BACKED SECURITIES (Cost $15,916,024)		15,501,632
Collateralized Mortgage Obligations - 0.2%

Private Sponsor - 0.2%
Banc of America Large Loan, Inc. floater Series 2003-BBA2 Class L, 9.27% 11/15/15 (b)(c)	2,000,000	1,988,897
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (b)	499,306	369,974
Countrywide Home Loans, Inc. Series 2005-R3 Class B3, 5.5% 9/25/35 (b)(c)	145,308	73,500
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.7101% 1/25/19 (b)(c)	101,317	91,481
Class B4, 4.7101% 1/25/19 (b)(c)	202,634	160,606
Diversified REIT Trust Series 1999-1A Class G, 6.78% 3/18/11 (b)(c)	1,500,000	1,496,344
RESI Finance LP Series 2006-B Class B6, 7.02% 6/15/38 (b)(c)	993,436	993,436
RESI Finance LP/RESI Finance DE Corp. floater Series 2005-D Class B6, 7.57% 12/15/37 (b)(c)	485,215	487,641
RESIX Finance Ltd. floater:
Series 2005-C Class B7, 8.42% 9/10/37 (b)(c)	146,285	146,651
Series 2005-D Class B7, 9.57% 12/15/37 (b)(c)	291,129	291,857
Series 2006-A Class B7, 8.82% 3/15/38 (b)(c)	737,578	737,578
Series 2006-B Class B7, 9.17% 7/15/38 (b)(c)	993,436	993,436
Series 2007-A Class BB, 8.67% 2/15/39 (b)(c)	798,281	794,289
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,773,113)		8,625,690
Commercial Mortgage Securities - 0.9%
	Principal Amount	Value
Asset Securitization Corp. Series 1997-MD7 Class A4, 7.895% 1/13/30 (c)	$ 499,608	$ 496,719
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 7.32% 3/15/22 (b)(c)	800,000	798,689
Credit Suisse/Morgan Stanley Commercial Mortgage Trust Series 2006-HC1A Class K, 6.797% 5/15/23 (b)(c)	3,757,000	3,758,176
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (b)	500,000	566,738
Global Signal Trust II Series 2004-2A:
Class D, 5.093% 12/15/14 (b)	1,000,000	964,810
Class F, 6.376% 12/15/14 (b)	800,000	784,137
Global Signal Trust III Series 2006-1 Class F, 7.036% 2/15/36	930,000	928,413
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2 Class E, 7.624% 4/15/29 (c)	900,000	907,031
Series 1999-C1 Class F, 6.02% 5/15/33 (b)	2,500,000	2,498,979
Series 1999-C3 Class J, 6.974% 8/15/36 (b)	2,720,000	2,672,825
Series 2000-C1 Class K, 7% 3/15/33 (b)	1,000,000	917,188
Series 2003-J10 Class B2, 6.75% 4/15/29 (c)	1,000,000	968,828
GS Mortgage Securities Corp. II floater Series 2007-EOP Class L, 6.62% 3/1/20 (b)(c)	2,800,000	2,800,000
GTP Acquisition Partners I LLC Series 2007-1A Class G, 7.8737% 5/15/37 (b)	3,000,000	2,957,109
LB-UBS Commercial Mortgage Trust sequential pay Series 2005-C7 Class A1, 4.99% 11/15/30	2,230,322	2,214,379
LNR CFL Series 2004-1:
Class I10, 7.72% 7/26/08 (b)	1,350,000	1,344,195
Class I11, 7.72% 7/26/08 (b)	751,000	744,992
Class I12, 7.72% 7/26/08 (b)	750,000	740,700
Class I9, 7.72% 7/26/08 (b)	1,149,200	1,146,672
Mezz Capital Commercial Mortgage Trust Series 2005-C3:
Class D, 7.7% 5/20/44 (b)	600,000	571,015
Class F, 10.813% 5/20/44 (b)	400,000	386,858
SBA CMBS Trust Series 2006-1A Class J, 7.825% 11/15/36 (b)	1,150,000	1,135,266
TERRA LNR I Series 2006 1A, Class E 6.99% 6/15/17 (b)(c)	770,000	769,992
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (b)	2,000,000	1,960,859
Wachovia Bank Commercial Mortgage Trust Series 2005-C20 Class A3SF, 5.45% 7/15/42 (c)	4,418,894	4,421,131
Wachovia Ltd./Wachovia LLC Series 2006-1 Class 1Ml, 10.86% 9/25/26 (b)(c)	3,000,000	2,854,824
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $40,660,522)		40,310,525
Common Stocks - 7.5%
	Shares	Value
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Hilton Hotels Corp.	34,100	$ 1,141,327
Red Lion Hotels Corp. (a)	101,000	1,297,850
Starwood Hotels & Resorts Worldwide, Inc.	128,800	8,638,616
		11,077,793
FINANCIALS - 6.9%
Real Estate Investment Trusts - 6.7%
Acadia Realty Trust (SBI)	98,800	2,563,860
Alexandria Real Estate Equities, Inc.	138,800	13,438,616
AMB Property Corp. (SBI)	20,500	1,091,010
American Financial Realty Trust (SBI)	454,000	4,685,280
Annaly Capital Management, Inc.	498,500	7,188,370
Anworth Mortgage Asset Corp.	392,300	3,550,315
Archstone-Smith Trust	13,700	809,807
AvalonBay Communities, Inc.	96,500	11,471,920
Boston Properties, Inc.	81,200	8,292,956
BRE Properties, Inc. Class A	119,800	7,102,942
British Land Co. PLC	24,400	656,568
Capital Lease Funding, Inc.	291,000	3,128,250
CBL & Associates Properties, Inc.	49,463	1,783,141
CBRE Realty Finance, Inc.	87,400	1,039,186
Corporate Office Properties Trust (SBI)	156,500	6,418,065
Cousins Properties, Inc.	34,400	997,944
Cypress Sharpridge Investments, Inc. (b)	215,000	2,257,500
DCT Industrial Trust, Inc.	648,700	6,980,012
Developers Diversified Realty Corp.	184,400	9,719,724
Duke Realty LP	133,700	4,769,079
EastGroup Properties, Inc.	7,000	306,740
Education Realty Trust, Inc.	36,650	514,200
Equity Lifestyle Properties, Inc.	92,800	4,843,232
Equity One, Inc.	22,700	579,985
Equity Residential (SBI)	275,900	12,589,317
Fieldstone Investment Corp.	196,600	715,624
General Growth Properties, Inc.	314,600	16,658,070
GMH Communities Trust	131,300	1,272,297
Health Care Property Investors, Inc.	118,300	3,422,419
Healthcare Realty Trust, Inc.	21,000	583,380
Hersha Hospitality Trust	231,600	2,737,512
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Highwoods Properties, Inc. (SBI)	143,300	$ 5,373,750
Home Properties, Inc.	137,700	7,150,761
Host Hotels & Resorts, Inc.	398,747	9,219,031
Inland Real Estate Corp.	452,200	7,678,356
Kilroy Realty Corp.	96,400	6,828,976
Kimco Realty Corp.	151,920	5,783,594
LTC Properties, Inc.	30,000	682,500
MFA Mortgage Investments, Inc.	453,700	3,302,936
Mission West Properties, Inc.	71,600	998,104
National Retail Properties, Inc.	22,600	494,036
Nationwide Health Properties, Inc.	68,000	1,849,600
New York Mortgage Trust, Inc.	276,700	528,497
Newcastle Investment Corp.	83,200	2,085,824
Post Properties, Inc.	20,200	1,053,026
Potlatch Corp.	26,200	1,127,910
ProLogis Trust	233,800	13,303,220
Public Storage	136,000	10,447,520
Quadra Realty Trust, Inc.	55,700	696,807
Simon Property Group, Inc.	167,000	15,537,680
SL Green Realty Corp.	47,100	5,835,219
Spirit Finance Corp.	206,600	3,008,096
Strategic Hotel & Resorts, Inc.	256,400	5,766,436
Tanger Factory Outlet Centers, Inc.	116,900	4,377,905
Taubman Centers, Inc.	39,600	1,964,556
UDR, Inc.	298,700	7,855,810
Unibail-Rodamco	2,200	566,168
Ventas, Inc.	58,100	2,106,125
Vornado Realty Trust	158,700	17,431,608
		285,221,372
Real Estate Management & Development - 0.2%
Brookfield Properties Corp.	254,000	6,174,741
Meruelo Maddux Properties, Inc.	130,320	1,063,411
The St. Joe Co.	9,100	421,694
		7,659,846
TOTAL FINANCIALS		292,881,218
Common Stocks - continued
	Shares	Value
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Brookdale Senior Living, Inc.	42,500	$ 1,936,725
Capital Senior Living Corp. (a)	184,300	1,736,106
Emeritus Corp. (a)	164,100	5,083,818
Sun Healthcare Group, Inc. (a)	196,700	2,850,183
		11,606,832
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
The Geo Group, Inc. (a)	64,562	1,878,754
TOTAL COMMON STOCKS (Cost $325,496,497)		317,444,597
Preferred Stocks - 2.7%

Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.2%
Annaly Capital Management, Inc. Series B, 6.00%	80,000	2,362,080
Crescent Real Estate Equities Co. Series A, 6.75%	14,700	365,442
Health Care REIT, Inc. 7.50%	92,200	2,743,872
HRPT Properties Trust 6.50%	80,000	1,904,160
Lexington Corporate Properties Trust Series C 6.50%	13,800	652,188
		8,027,742
Nonconvertible Preferred Stocks - 2.5%
FINANCIALS - 2.5%
Diversified Financial Services - 0.1%
DRA CRT Acquisition Corp. Series A, 8.50%	1,700	41,225
Red Lion Hotels Capital Trust 9.50%	138,465	3,648,553
		3,689,778
Real Estate Investment Trusts - 2.4%
Accredited Mortgage Loan Trust Series A, 9.75%	254,900	5,368,194
Alexandria Real Estate Equities, Inc. Series C, 8.375%	10,000	255,700
American Home Mortgage Investment Corp.:
Series A, 9.375%	81,500	1,981,265
Series B, 9.25%	233,544	5,546,670
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
Real Estate Investment Trusts - continued
Annaly Capital Management, Inc. Series A, 7.875%	186,200	$ 4,688,516
Anthracite Capital, Inc. Series C, 9.375%	16,400	419,512
Anworth Mortgage Asset Corp. Series A, 8.625%	220,500	5,468,400
Apartment Investment & Management Co.:
Series G, 9.375%	40,000	1,022,000
Series T, 8.00%	80,000	2,003,200
Ashford Hospitality Trust, Inc. Series A, 8.55%	10,000	256,200
BioMed Realty Trust, Inc. Series A, 7.375%	20,000	500,000
Capital Lease Funding, Inc. Series A, 8.125%	20,000	501,600
CenterPoint Properties Trust Series D, 5.377%	5,280	4,382,400
Colonial Properties Trust (depositary shares) Series D, 8.125%	70,000	1,780,100
Cousins Properties, Inc. Series A, 7.75%	49,600	1,289,600
Crescent Real Estate Equities Co. Series B, 9.50%	50,000	1,267,500
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00%	20,000	505,800
Digital Realty Trust, Inc.:
Series A, 8.50%	90,000	2,331,900
Series B, 7.875%	36,100	911,164
Duke Realty LP (depositary shares) Series B, 7.99%	10,500	530,250
Eagle Hospitality Properties Trust, Inc. Series A, 8.25%	71,300	1,656,299
FelCor Lodging Trust, Inc. (depositary shares) Series C, 8.00%	40,000	1,000,000
Glimcher Realty Trust Series F, 8.75%	30,000	762,000
Gramercy Capital Corp. Series A, 8.125%	40,000	990,000
Hersha Hospitality Trust Series A, 8.00%	40,000	996,800
HomeBanc Mortgage Corp., Georgia Series A, 10.00%	226,415	4,120,753
Hospitality Properties Trust:
Series B, 8.875%	259,125	6,506,629
Series C, 7.00%	65,000	1,579,500
HRPT Properties Trust Series B, 8.75%	20,000	507,400
Innkeepers USA Trust Series C, 8.00%	53,000	1,150,100
LBA Realty Fund II Series B, 7.625% (a)	89,660	1,838,030
Lexington Corporate Properties Trust Series B, 8.05%	60,000	1,509,000
Lexington Realty Trust 7.55%	40,000	973,600
MFA Mortgage Investments, Inc. Series A, 8.50%	262,800	6,464,880
Mid-America Apartment Communities, Inc. Series H, 8.30%	45,100	1,141,030
Nationwide Health Properties, Inc. 7.677%	23,600	2,365,900
Newcastle Investment Corp.:
Series B, 9.75%	141,500	3,533,255
Series D, 8.375%	71,300	1,761,110
NorthStar Realty Finance Corp. Series A 8.75%	20,000	495,000
Omega Healthcare Investors, Inc. Series D, 8.375%	80,000	2,064,800
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Prime Group Realty Trust Series B, 9.00%	15,500	$ 281,170
Public Storage:
Series I, 7.25%	20,000	511,000
Series N, 7.00%	40,000	995,200
RAIT Financial Trust:
Series A, 7.75%	40,000	934,400
Series B, 8.375%	26,400	640,464
Realty Income Corp. 8.25%	100	2,584
Saul Centers, Inc. 8.00%	40,000	1,015,600
Simon Property Group, Inc. Series G, 7.89%	12,000	600,240
Strategic Hotel & Resorts, Inc.:
Series A, 8.50%	120,000	2,970,000
Series C, 8.25%	60,000	1,522,800
Sunstone Hotel Investors, Inc. Series A, 8.00%	15,000	377,400
Taubman Centers, Inc. Series G, 8.00%	20,000	505,400
The Mills Corp.:
Series B, 9.00%	55,680	1,447,680
Series C, 9.00%	156,500	4,069,000
Series E, 8.75%	88,885	2,311,010
Series G, 7.875%	39,933	1,038,258
		101,648,263
Real Estate Management & Development - 0.0%
Affordable Residential Communties, Inc. Series A, 8.25%	85,600	2,127,160
TOTAL FINANCIALS		107,465,201
TOTAL PREFERRED STOCKS (Cost $116,495,431)		115,492,943
Floating Rate Loans - 0.6%
	Principal Amount
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Intrawest Resorts term loan 7.47% 10/25/07 (c)	$ 452,811	452,245
Landry's Seafood Restaurants, Inc. term loan 7.08% 12/28/10 (c)	264,463	264,133
		716,378
Floating Rate Loans - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.1%
The Pep Boys - Manny, Moe & Jack term loan 7.36% 10/27/13 (c)	$ 59,700	$ 59,700
Toys 'R' US, Inc. term loan 8.32% 12/9/08 (c)	5,000,000	5,025,000
		5,084,700
TOTAL CONSUMER DISCRETIONARY		5,801,078
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Cumberland Farms, Inc. term loan 7.364% 9/29/13 (c)	1,487,506	1,489,366
FINANCIALS - 0.4%
Diversified Financial Services - 0.1%
LandSource Communities Development LLC:
Tranche 2LN, term loan 9.86% 2/27/14 (c)	2,620,000	2,623,275
Tranche B 1LN, term loan 8.1147% 2/27/13 (c)	1,795,500	1,791,011
		4,414,286
Real Estate Investment Trusts - 0.1%
Capital Automotive (REIT) Tranche B, term loan 7.07% 12/16/10 (c)	1,465,131	1,470,626
General Growth Properties, Inc. Tranche A1, term loan 6.57% 2/24/10 (c)	2,092,105	2,081,645
Maguire Properties Holdings III LLC Tranche B, term loan 7.32% 4/24/12 (c)	702,302	704,058
		4,256,329
Real Estate Management & Development - 0.1%
MDS Realty Holdings LLC:
Tranche M1, term loan 7.57% 1/8/08 (c)	1,521,827	1,521,827
Tranche M3, term loan 8.82% 1/8/08 (c)	1,217,461	1,217,461
North Las Vegas/Olympia Group Tranche 1, term loan 8.07% 5/9/11 (c)	198,324	198,324
Realogy Corp.:
Tranche B, term loan 8.35% 10/10/13 (c)	787,879	780,000
8.32% 10/10/13 (c)	212,121	210,000
Tishman Speyer Properties term loan 7.07% 12/27/12 (c)	200,000	200,500
		4,128,112
Floating Rate Loans - continued
	Principal Amount	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.1%
Charter Municipal Mortgage Acceptance Co. term loan 7.86% 8/15/12 (c)	$ 1,492,500	$ 1,488,769
TOTAL FINANCIALS		14,287,496
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
HealthSouth Corp. term loan 7.85% 3/10/13 (c)	2,301,707	2,307,462
Skilled Healthcare Group, Inc. Tranche 1, term loan 7.57% 6/15/12 (c)	989,899	991,136
		3,298,598
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Crown Castle International Corp. Tranche B, term loan 6.8927% 3/6/14 (c)	160,000	159,800
TOTAL FLOATING RATE LOANS (Cost $25,019,929)		25,036,338
Commodity-Linked Notes - 8.1%

AIG-FP Private Funding Ltd.:
Master Note, one-month U.S. dollar LIBOR minus .10% due 10/12/2007:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	3,330,000	2,990,127
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	10,000,000	9,566,303
Master Note, one-month U.S. dollar LIBOR minus .10% due 2/01/2008:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	6,300,000	6,717,700
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	10,500,000	10,941,537
Master Note, one-month U.S. dollar LIBOR minus .10% due 2/01/2008:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	3,000,000	3,164,434
Commodity-Linked Notes - continued
	Principal Amount	Value
AIG-FP Private Funding Ltd.: - continued
Master Note, one-month U.S. dollar LIBOR minus .10% due 3/10/2008:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	$ 3,000,000	$ 2,933,095
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	6,400,000	6,115,322
Master Note, one-month U.S. dollar LIBOR minus .10% due 5/13/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	1,700,000	1,570,853
Master Note, one-month U.S. dollar LIBOR minus .10% due 5/20/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	7,500,000	7,652,925
Master Note, one-month U.S. dollar LIBOR minus .10% due 7/12/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	5,000,000	4,292,793
Master Note, one-month U.S. dollar LIBOR minus .10% due 7/6/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	9,500,000	8,920,588
Master Note, one-month U.S. dollar LIBOR minus .10% due 8/20/2007:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	10,100,000	11,596,002
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	5,000,000	5,774,589
Master Note, one-month U.S. dollar LIBOR minus .10% due 8/24/2007:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	4,000,000	4,788,186
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	2,000,000	2,464,670
Master Note, one-month U.S. dollar LIBOR minus .10% due 8/29/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	2,600,000	3,183,904
Master Note, one-month U.S. dollar LIBOR minus .10% due 9/10/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	3,340,000	3,923,524
JPMorgan Chase Bank NA:
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 10/19/2007:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	2,670,000	2,660,668
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	4,500,000	4,532,817
Commodity-Linked Notes - continued
	Principal Amount	Value
JPMorgan Chase Bank NA: - continued
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 2/01/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	$ 7,600,000	$ 7,920,493
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 3/10/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	6,000,000	5,866,759
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 3/24/2008:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	9,750,000	9,390,778
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	5,100,000	4,788,455
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 5/13/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	1,700,000	1,570,905
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 5/20/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	1,500,000	1,530,590
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 7/12/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	5,000,000	4,293,980
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 7/20/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	4,000,000	3,797,156
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 8/24/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	3,550,000	4,376,658
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 8/29/2007:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	4,000,000	4,830,056
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	3,210,000	3,932,543
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 8/31/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	5,200,000	6,582,537
Commodity-Linked Notes - continued
	Principal Amount	Value
JPMorgan Chase Bank NA: - continued
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 9/10/2007:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	$ 4,450,000	$ 5,108,192
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	1,000,000	1,040,493
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	2,200,000	2,288,564
Merrill Lynch & Co., Inc.:
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 10/16/2007:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	4,000,000	4,244,030
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	2,000,000	2,102,577
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	2,000,000	1,925,927
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 10/23/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	6,670,000	6,718,763
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 10/9/2007:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	6,670,000	6,739,129
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	2,400,000	2,472,104
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 11/1/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	5,000,000	5,338,060
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 11/15/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	15,000,000	18,367,741
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 2/19/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	4,670,000	4,659,121
Morgan Stanley:
Note, one-month U.S. dollar LIBOR minus .03% due 2/7/2008:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	29,000,000	28,837,851
Commodity-Linked Notes - continued
	Principal Amount	Value
Morgan Stanley: - continued
Note, one-month U.S. dollar LIBOR minus .03% due 2/7/2008:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	$ 5,000,000	$ 5,272,631
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	12,250,000	12,906,557
Note, one-month U.S. dollar LIBOR minus .03% due 8/6/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	8,340,000	8,393,105
Note, one-month U.S. dollar LIBOR minus .05% due 5/13/2007:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	8,340,000	8,160,602
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	13,500,000	12,474,836
Societe Generale Commodities Products, LLC:
Note, one-month U.S. dollar LIBOR minus .10% due 10/12/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	3,000,000	3,108,774
Note, one-month U.S. dollar LIBOR minus .10% due 7/17/2007:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	3,340,000	2,778,935
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	3,000,000	2,767,790
Note, one-month U.S. dollar LIBOR minus .10% due 7/20/2007:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	8,630,000	8,190,105
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	4,670,000	4,622,137
Note, one-month U.S. dollar LIBOR minus .10% due 7/27/2007:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	2,000,000	1,888,005
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	3,170,000	3,096,183
Note, one-month U.S. dollar LIBOR minus .10% due 8/10/2007:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	5,150,000	5,024,775
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	4,000,000	4,513,006
Commodity-Linked Notes - continued
	Principal Amount	Value
Societe Generale Commodities Products, LLC: - continued
Note, one-month U.S. dollar LIBOR minus .10% due 8/31/2007:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	$ 3,000,000	$ 3,565,635
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	3,330,000	4,156,594
TOTAL COMMODITY-LINKED NOTES (Cost $332,830,000)		343,433,169
Fixed-Income Funds - 44.2%
	Shares
Fidelity Floating Rate Central Fund (d)	10,432,646	1,047,959,287
Fidelity Ultra-Short Central Fund (d)	8,360,585	825,691,375
TOTAL FIXED-INCOME FUNDS (Cost $1,880,700,950)		1,873,650,662
Preferred Securities - 0.1%
	Principal Amount
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Cairn High Grade ABS CDO PLC Series 2006-2A Class SUB, 1/13/47 (b)	$ 1,200,000	780,000
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (b)	500,000	500,703
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (b)	1,650,000	1,301,850
Ipswich Street CDO Series 2006-1, 6/27/46 (b)	2,250,000	1,800,000
Kent Funding III Ltd. 11/5/47 (b)	2,200,000	880,000
TOTAL PREFERRED SECURITIES (Cost $7,439,215)		5,262,553
Cash Equivalents - 6.8%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at:
4.21%, dated 6/29/07 due 7/2/07 (Collateralized by U.S. Treasury Obligations) #	$ 283,381,347	$ 283,282,000
4.32%, dated 6/29/07 due 7/2/07 (Collateralized by U.S. Treasury Obligations) #	4,680,684	4,679,000
TOTAL CASH EQUIVALENTS (Cost $287,961,000)		287,961,000
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $4,261,326,236)		4,222,472,618
NET OTHER ASSETS - 0.5%		19,455,969
NET ASSETS - 100%		$ 4,241,928,587
Swap Agreements
	Expiration Date	Notional Amount
Total Return Swaps
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 3.875% 1/15/09 and pay quarterly a floating rate based on 3-month LIBOR minus 22.5 basis points with UBS	Jan. 2009	$ 45,000,000	172,357
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 0.875% 4/15/10 and pay quarterly a floating rate based on 3-month LIBOR minus 18.75 basis points with UBS	April 2010	50,000,000	728,726
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 3.5% 1/15/11 and pay quarterly a floating rate based on 3-month LIBOR minus 18.25 basis points with Goldman Sachs	Jan. 2011	25,000,000	304,058
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 4.25% 1/15/10 and pay quarterly a floating rate based on 3-month LIBOR minus 18.25 basis points with Goldman Sachs	Jan. 2010	20,000,000	297,213
		$ 140,000,000	$ 1,502,354
Legend
(a) Non-income producing

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $421,082,165 or 9.9% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(e) Security is linked to the Dow Jones-AIG Commodity Total Return Index. Securities do not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-AIG Commodity Index Total Return. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$283,282,000 due 7/02/07 at 4.21%
ABN AMRO Bank N.V., New York Branch	$ 10,372,529
BNP Paribas Securities Corp.	71,503,778
Bear Stearns & Co., Inc.	29,078,203
J.P. Morgan Securities, Inc.	15,969
Lehman Brothers, Inc.	41,472,191
Merrill Lynch Government Securities, Inc.	95,338,371
Morgan Stanley & Co., Inc.	35,500,959
$ 283,282,000
$4,679,000 due 7/02/07 at 4.32%
Banc of America Securities LLC	$ 881,774
Bear Stearns & Co., Inc.	2,056,831
Lehman Brothers, Inc.	1,740,395
$ 4,679,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Floating Rate Central Fund	$ 52,176,944
Fidelity Ultra-Short Central Fund	30,055,748
Total	$ 82,232,692
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 715,567,111	$ 332,142,556	$ -	$ 1,047,959,287	44.0%
Fidelity Ultra-Short Central Fund	505,821,487	325,826,490	-	825,691,375	5.4%
Total	$ 1,221,388,598	$ 657,969,046	$ -	$ 1,873,650,662
Income Tax Information

At June 30, 2007, the aggregate cost of investment securities for income tax purposes was $4,260,115,861. Net unrealized depreciation aggregated $37,643,243, of which $38,145,952 related to appreciated investment securities and $75,789,195 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Strategic
Real Return Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2007

1.833431.101

ARRS-QTLY-0807

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 5.8%
	Principal Amount	Value
Convertible Bonds - 0.4%
FINANCIALS - 0.4%
Real Estate Investment Trusts - 0.4%
American Financial Realty Trust 4.375% 7/15/24	$ 11,510,000	$ 11,224,552
BioMed Realty LP 4.5% 10/1/26 (b)	3,000,000	2,851,500
Essex Portfolio LP 3.625% 11/1/25 (b)	600,000	719,220
Ventas, Inc. 3.875% 11/15/11 (b)	1,500,000	1,513,650
Washington Real Estate Investment Trust 3.875% 9/15/26	750,000	716,431
		17,025,353
Real Estate Management & Development - 0.0%
ERP Operating LP 3.85% 8/15/26	1,000,000	995,510
TOTAL FINANCIALS		18,020,863
Nonconvertible Bonds - 5.4%
CONSUMER DISCRETIONARY - 1.0%
Hotels, Restaurants & Leisure - 0.1%
FelCor Lodging LP 9% 6/1/11 (c)	1,500,000	1,567,500
Host Marriott LP 7% 8/15/12	1,800,000	1,797,750
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14	1,700,000	1,649,000
		5,014,250
Household Durables - 0.9%
Beazer Homes USA, Inc.:
8.125% 6/15/16	2,000,000	1,880,000
8.375% 4/15/12	400,000	374,000
D.R. Horton, Inc. 6.5% 4/15/16	1,000,000	956,765
K. Hovnanian Enterprises, Inc.:
6% 1/15/10	400,000	368,000
6.25% 1/15/16	700,000	577,500
7.5% 5/15/16	500,000	460,000
7.75% 5/15/13	5,800,000	5,162,000
KB Home:
5.875% 1/15/15	500,000	440,000
6.25% 6/15/15	5,100,000	4,488,000
7.75% 2/1/10	1,700,000	1,700,000
Kimball Hill, Inc. 10.5% 12/15/12	5,020,000	4,593,300
M/I Homes, Inc. 6.875% 4/1/12	1,600,000	1,464,000
Meritage Homes Corp. 6.25% 3/15/15	3,500,000	3,132,500
Ryland Group, Inc. 6.875% 6/15/13	1,000,000	1,010,602
Standard Pacific Corp. 9.25% 4/15/12	2,400,000	2,262,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Stanley-Martin Communities LLC 9.75% 8/15/15	$ 4,800,000	$ 4,152,000
Technical Olympic USA, Inc.(OLD) 8.25% 4/1/11 (b)	500,000	459,375
TOUSA, Inc. 7.5% 3/15/11	2,250,000	1,473,750
WCI Communities, Inc.:
7.875% 10/1/13	2,150,000	2,074,750
9.125% 5/1/12	2,350,000	2,279,500
		39,308,042
TOTAL CONSUMER DISCRETIONARY		44,322,292
FINANCIALS - 4.1%
Diversified Financial Services - 0.1%
Prime Property Funding, Inc. 5.7% 4/15/17 (b)	1,500,000	1,453,799
Real Estate Investment Trusts - 3.7%
AMB Property LP 3.5% 3/1/09	3,000,000	2,907,189
Archstone-Smith Operating Trust 3% 6/15/08	6,050,000	5,895,900
Archstone-Smith Trust 5% 8/15/07	4,525,000	4,523,430
Arden Realty LP:
5.2% 9/1/11	500,000	493,228
5.25% 3/1/15	600,000	582,619
7% 11/15/07	1,400,000	1,408,019
Avalon Properties, Inc. 6.875% 12/15/07	2,000,000	2,012,304
AvalonBay Communities, Inc.:
5% 8/1/07	2,025,000	2,024,378
5.5% 1/15/12	1,000,000	994,323
Brandywine Operating Partnership LP:
4.5% 11/1/09	840,000	820,502
6% 4/1/16	1,000,000	995,011
BRE Properties, Inc. 5.75% 9/1/09	4,500,000	4,504,167
Camden Property Trust 4.7% 7/15/09	2,500,000	2,461,305
Colonial Properties Trust 7% 7/14/07	2,750,000	2,751,081
Commercial Net Lease Realty, Inc. 6.15% 12/15/15	400,000	397,704
Developers Diversified Realty Corp.:
3.875% 1/30/09	2,000,000	1,948,334
5.375% 10/15/12	500,000	489,970
Duke Realty LP 7.75% 11/15/09	1,000,000	1,048,925
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Equity One, Inc.:
6% 9/15/16	$ 1,000,000	$ 984,163
6.25% 1/15/17	1,000,000	998,984
Health Care Property Investors, Inc.:
4.875% 9/15/10	700,000	678,367
6% 3/1/15	1,500,000	1,466,594
6% 1/30/17	1,000,000	979,069
6.3% 9/15/16	4,500,000	4,496,801
Health Care REIT, Inc. 6.2% 6/1/16	4,500,000	4,458,195
Healthcare Realty Trust, Inc.:
5.125% 4/1/14	500,000	471,673
8.125% 5/1/11	1,608,000	1,730,063
Highwoods/Forsyth LP 5.85% 3/15/17 (b)	2,000,000	1,920,000
HMB Capital Trust V 8.99% 12/15/36 (b)(c)	4,300,000	3,655,000
Hospitality Properties Trust:
5.625% 3/15/17	1,540,000	1,469,584
6.75% 2/15/13	1,250,000	1,289,208
Host Hotels & Resorts LP 6.875% 11/1/14	2,000,000	1,975,000
HRPT Properties Trust:
5.96% 3/16/11 (c)	2,000,000	2,000,914
6.25% 6/15/17	1,865,000	1,879,180
6.5% 1/15/13	1,000,000	1,029,946
iStar Financial, Inc.:
5.47% 3/16/09 (c)	500,000	502,536
5.7% 9/15/09 (c)	1,000,000	1,001,507
5.95% 10/15/13	1,000,000	985,123
Kimco Realty Corp.:
6.875% 2/10/09	3,000,000	3,060,297
7.86% 11/1/07	480,000	483,170
Nationwide Health Properties, Inc.:
6% 5/20/15	230,000	225,034
6.5% 7/15/11	3,500,000	3,556,665
Omega Healthcare Investors, Inc.:
7% 4/1/14	3,800,000	3,771,500
7% 1/15/16	1,658,000	1,645,565
ProLogis Trust 7.1% 4/15/08	1,500,000	1,510,628
Rouse Co. 8% 4/30/09	3,000,000	3,098,283
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (b)	5,500,000	5,445,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Senior Housing Properties Trust 8.625% 1/15/12	$ 6,550,000	$ 6,975,750
Shurgard Storage Centers, Inc.:
5.875% 3/15/13	2,000,000	2,012,096
7.75% 2/22/11	1,000,000	1,067,787
Simon Property Group LP:
5.375% 8/28/08	3,000,000	2,985,837
7% 6/15/28 (c)	960,000	971,510
7.125% 9/20/07	1,500,000	1,505,120
Simon Property Group, Inc. 3.75% 1/30/09	3,230,000	3,150,981
Tanger Properties LP 9.125% 2/15/08	1,760,000	1,831,491
Thornburg Mortgage, Inc. 8% 5/15/13	6,450,000	6,426,135
Trustreet Properties, Inc. 7.5% 4/1/15	2,200,000	2,359,500
UDR, Inc. 5.5% 4/1/14	2,000,000	1,950,630
United Dominion Realty Trust, Inc.:
4.5% 3/3/08	2,750,000	2,730,855
6.05% 6/1/13	2,500,000	2,504,318
Ventas Realty LP:
6.5% 6/1/16	3,160,000	3,081,000
6.625% 10/15/14	7,775,000	7,668,094
6.75% 6/1/10	2,400,000	2,406,000
6.75% 4/1/17	2,000,000	1,975,000
8.75% 5/1/09	1,920,000	2,025,600
9% 5/1/12	6,900,000	7,538,250
Washington (REIT) 6.898% 2/25/18	3,200,000	3,227,613
Western Investment Real Estate Trust 7.2% 9/15/08	500,000	505,089
		157,925,094
Real Estate Management & Development - 0.3%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	1,240,000	1,187,300
7.125% 2/15/13 (b)	1,000,000	965,000
8.125% 6/1/12	1,000,000	995,000
Colonial Realty LP 6.05% 9/1/16	1,000,000	994,394
ERP Operating LP:
5.2% 4/1/13	1,900,000	1,845,527
6.625% 3/15/12	3,000,000	3,114,030
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
First Industrial LP 5.75% 1/15/16	$ 1,000,000	$ 966,654
Post Apartment Homes LP 5.125% 10/12/11	3,000,000	2,912,130
		12,980,035
TOTAL FINANCIALS		172,358,928
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Skilled Healthcare Group, Inc. 11% 1/15/14	1,300,000	1,443,000
Sun Healthcare Group, Inc. 9.125% 4/15/15 (b)	2,410,000	2,494,350
Tenet Healthcare Corp. 7.375% 2/1/13	2,000,000	1,802,500
		5,739,850
MATERIALS - 0.1%
Paper & Forest Products - 0.1%
Plum Creek Timberlands LP 5.875% 11/15/15	2,000,000	1,936,402
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
American Tower Corp. 7.125% 10/15/12	3,000,000	3,067,500
TOTAL NONCONVERTIBLE BONDS		227,424,972
TOTAL CORPORATE BONDS (Cost $246,381,867)		245,445,835
U.S. Treasury Inflation Protected Obligations - 22.2%

U.S. Treasury Inflation-Indexed Bonds 3.625% 4/15/28	29,513,022	34,175,427
U.S. Treasury Inflation-Indexed Bonds:
2% 1/15/26	111,322,825	100,728,611
2.375% 1/15/25	98,767,545	94,902,613
2.375% 1/15/27	46,622,940	44,748,376
3.875% 4/15/29	33,058,837	39,867,754
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	13,258,309	12,587,407
1.625% 1/15/15	48,179,544	44,766,467
1.875% 7/15/13	80,872,188	77,547,034
U.S. Treasury Inflation Protected Obligations - continued
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Notes: - continued
1.875% 7/15/15	$ 47,424,197	$ 44,807,467
2% 4/15/12	8,808,555	8,543,858
2% 1/15/14	56,124,395	53,924,811
2% 7/15/14	58,540,284	56,184,767
2% 1/15/16	60,749,936	57,690,353
2.375% 4/15/11	57,468,168	56,822,626
2.375% 1/15/17	28,947,210	28,260,769
2.5% 7/15/16	46,556,510	46,052,648
3% 7/15/12	56,965,708	58,034,445
3.375% 1/15/12	50,588,213	52,193,638
3.5% 1/15/11	13,535,106	13,927,551
3.875% 1/15/09	8,064,064	8,189,935
4.25% 1/15/10	9,973,146	10,351,117
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $973,651,688)		944,307,674
Asset-Backed Securities - 0.4%

American Tower Trust I Series 2007-1A Class D, 5.9568% 4/15/37 (b)	3,000,000	2,924,766
Ameriquest Mortgage Securities, Inc. Series 2004-R10 Class M1, 6.02% 11/25/34 (c)	105,000	105,319
Concord Real Estate CDO Ltd./LLC Series 2006-1A Class F, 7.07% 12/25/46 (b)(c)	750,000	661,998
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33	1,500,000	1,148,267
Series 2002-2 Class M2, 9.163% 3/1/33	2,500,000	2,238,224
Countrywide Home Loan Trust Series 2006-BC2N Class N, 6.5% 2/25/47 (b)	195,556	132,978
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (b)	500,000	514,150
Fairfield Street Solar Corp. Series 2004-1A Class E1, 8.725% 11/28/39 (b)(c)	850,000	827,730
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 6.97% 9/25/46 (b)(c)	750,000	678,750
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (b)	750,000	150,000
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (b)	624,362	549,438
Merit Securities Corp. Series 13 Class M1, 8.63% 12/28/33	1,900,000	1,662,500
Asset-Backed Securities - continued
	Principal Amount	Value
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33	$ 714,838	$ 694,987
ROCK 1 CRE CDO LLC Series 2006-1A Class H, 6.66% 12/15/26 (b)(c)	1,500,000	1,447,872
Structured Asset Securities Corp. Series 2006-BC1 Class B1, 7.82% 3/25/36 (b)(c)	100,000	35,000
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 8.0056% 2/5/36 (b)(c)	250,000	233,125
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 7.31% 11/21/40 (b)(c)	1,500,000	1,496,528
TOTAL ASSET-BACKED SECURITIES (Cost $15,916,024)		15,501,632
Collateralized Mortgage Obligations - 0.2%

Private Sponsor - 0.2%
Banc of America Large Loan, Inc. floater Series 2003-BBA2 Class L, 9.27% 11/15/15 (b)(c)	2,000,000	1,988,897
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (b)	499,306	369,974
Countrywide Home Loans, Inc. Series 2005-R3 Class B3, 5.5% 9/25/35 (b)(c)	145,308	73,500
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.7101% 1/25/19 (b)(c)	101,317	91,481
Class B4, 4.7101% 1/25/19 (b)(c)	202,634	160,606
Diversified REIT Trust Series 1999-1A Class G, 6.78% 3/18/11 (b)(c)	1,500,000	1,496,344
RESI Finance LP Series 2006-B Class B6, 7.02% 6/15/38 (b)(c)	993,436	993,436
RESI Finance LP/RESI Finance DE Corp. floater Series 2005-D Class B6, 7.57% 12/15/37 (b)(c)	485,215	487,641
RESIX Finance Ltd. floater:
Series 2005-C Class B7, 8.42% 9/10/37 (b)(c)	146,285	146,651
Series 2005-D Class B7, 9.57% 12/15/37 (b)(c)	291,129	291,857
Series 2006-A Class B7, 8.82% 3/15/38 (b)(c)	737,578	737,578
Series 2006-B Class B7, 9.17% 7/15/38 (b)(c)	993,436	993,436
Series 2007-A Class BB, 8.67% 2/15/39 (b)(c)	798,281	794,289
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,773,113)		8,625,690
Commercial Mortgage Securities - 0.9%
	Principal Amount	Value
Asset Securitization Corp. Series 1997-MD7 Class A4, 7.895% 1/13/30 (c)	$ 499,608	$ 496,719
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 7.32% 3/15/22 (b)(c)	800,000	798,689
Credit Suisse/Morgan Stanley Commercial Mortgage Trust Series 2006-HC1A Class K, 6.797% 5/15/23 (b)(c)	3,757,000	3,758,176
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (b)	500,000	566,738
Global Signal Trust II Series 2004-2A:
Class D, 5.093% 12/15/14 (b)	1,000,000	964,810
Class F, 6.376% 12/15/14 (b)	800,000	784,137
Global Signal Trust III Series 2006-1 Class F, 7.036% 2/15/36	930,000	928,413
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2 Class E, 7.624% 4/15/29 (c)	900,000	907,031
Series 1999-C1 Class F, 6.02% 5/15/33 (b)	2,500,000	2,498,979
Series 1999-C3 Class J, 6.974% 8/15/36 (b)	2,720,000	2,672,825
Series 2000-C1 Class K, 7% 3/15/33 (b)	1,000,000	917,188
Series 2003-J10 Class B2, 6.75% 4/15/29 (c)	1,000,000	968,828
GS Mortgage Securities Corp. II floater Series 2007-EOP Class L, 6.62% 3/1/20 (b)(c)	2,800,000	2,800,000
GTP Acquisition Partners I LLC Series 2007-1A Class G, 7.8737% 5/15/37 (b)	3,000,000	2,957,109
LB-UBS Commercial Mortgage Trust sequential pay Series 2005-C7 Class A1, 4.99% 11/15/30	2,230,322	2,214,379
LNR CFL Series 2004-1:
Class I10, 7.72% 7/26/08 (b)	1,350,000	1,344,195
Class I11, 7.72% 7/26/08 (b)	751,000	744,992
Class I12, 7.72% 7/26/08 (b)	750,000	740,700
Class I9, 7.72% 7/26/08 (b)	1,149,200	1,146,672
Mezz Capital Commercial Mortgage Trust Series 2005-C3:
Class D, 7.7% 5/20/44 (b)	600,000	571,015
Class F, 10.813% 5/20/44 (b)	400,000	386,858
SBA CMBS Trust Series 2006-1A Class J, 7.825% 11/15/36 (b)	1,150,000	1,135,266
TERRA LNR I Series 2006 1A, Class E 6.99% 6/15/17 (b)(c)	770,000	769,992
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (b)	2,000,000	1,960,859
Wachovia Bank Commercial Mortgage Trust Series 2005-C20 Class A3SF, 5.45% 7/15/42 (c)	4,418,894	4,421,131
Wachovia Ltd./Wachovia LLC Series 2006-1 Class 1Ml, 10.86% 9/25/26 (b)(c)	3,000,000	2,854,824
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $40,660,522)		40,310,525
Common Stocks - 7.5%
	Shares	Value
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Hilton Hotels Corp.	34,100	$ 1,141,327
Red Lion Hotels Corp. (a)	101,000	1,297,850
Starwood Hotels & Resorts Worldwide, Inc.	128,800	8,638,616
		11,077,793
FINANCIALS - 6.9%
Real Estate Investment Trusts - 6.7%
Acadia Realty Trust (SBI)	98,800	2,563,860
Alexandria Real Estate Equities, Inc.	138,800	13,438,616
AMB Property Corp. (SBI)	20,500	1,091,010
American Financial Realty Trust (SBI)	454,000	4,685,280
Annaly Capital Management, Inc.	498,500	7,188,370
Anworth Mortgage Asset Corp.	392,300	3,550,315
Archstone-Smith Trust	13,700	809,807
AvalonBay Communities, Inc.	96,500	11,471,920
Boston Properties, Inc.	81,200	8,292,956
BRE Properties, Inc. Class A	119,800	7,102,942
British Land Co. PLC	24,400	656,568
Capital Lease Funding, Inc.	291,000	3,128,250
CBL & Associates Properties, Inc.	49,463	1,783,141
CBRE Realty Finance, Inc.	87,400	1,039,186
Corporate Office Properties Trust (SBI)	156,500	6,418,065
Cousins Properties, Inc.	34,400	997,944
Cypress Sharpridge Investments, Inc. (b)	215,000	2,257,500
DCT Industrial Trust, Inc.	648,700	6,980,012
Developers Diversified Realty Corp.	184,400	9,719,724
Duke Realty LP	133,700	4,769,079
EastGroup Properties, Inc.	7,000	306,740
Education Realty Trust, Inc.	36,650	514,200
Equity Lifestyle Properties, Inc.	92,800	4,843,232
Equity One, Inc.	22,700	579,985
Equity Residential (SBI)	275,900	12,589,317
Fieldstone Investment Corp.	196,600	715,624
General Growth Properties, Inc.	314,600	16,658,070
GMH Communities Trust	131,300	1,272,297
Health Care Property Investors, Inc.	118,300	3,422,419
Healthcare Realty Trust, Inc.	21,000	583,380
Hersha Hospitality Trust	231,600	2,737,512
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Highwoods Properties, Inc. (SBI)	143,300	$ 5,373,750
Home Properties, Inc.	137,700	7,150,761
Host Hotels & Resorts, Inc.	398,747	9,219,031
Inland Real Estate Corp.	452,200	7,678,356
Kilroy Realty Corp.	96,400	6,828,976
Kimco Realty Corp.	151,920	5,783,594
LTC Properties, Inc.	30,000	682,500
MFA Mortgage Investments, Inc.	453,700	3,302,936
Mission West Properties, Inc.	71,600	998,104
National Retail Properties, Inc.	22,600	494,036
Nationwide Health Properties, Inc.	68,000	1,849,600
New York Mortgage Trust, Inc.	276,700	528,497
Newcastle Investment Corp.	83,200	2,085,824
Post Properties, Inc.	20,200	1,053,026
Potlatch Corp.	26,200	1,127,910
ProLogis Trust	233,800	13,303,220
Public Storage	136,000	10,447,520
Quadra Realty Trust, Inc.	55,700	696,807
Simon Property Group, Inc.	167,000	15,537,680
SL Green Realty Corp.	47,100	5,835,219
Spirit Finance Corp.	206,600	3,008,096
Strategic Hotel & Resorts, Inc.	256,400	5,766,436
Tanger Factory Outlet Centers, Inc.	116,900	4,377,905
Taubman Centers, Inc.	39,600	1,964,556
UDR, Inc.	298,700	7,855,810
Unibail-Rodamco	2,200	566,168
Ventas, Inc.	58,100	2,106,125
Vornado Realty Trust	158,700	17,431,608
		285,221,372
Real Estate Management & Development - 0.2%
Brookfield Properties Corp.	254,000	6,174,741
Meruelo Maddux Properties, Inc.	130,320	1,063,411
The St. Joe Co.	9,100	421,694
		7,659,846
TOTAL FINANCIALS		292,881,218
Common Stocks - continued
	Shares	Value
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Brookdale Senior Living, Inc.	42,500	$ 1,936,725
Capital Senior Living Corp. (a)	184,300	1,736,106
Emeritus Corp. (a)	164,100	5,083,818
Sun Healthcare Group, Inc. (a)	196,700	2,850,183
		11,606,832
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
The Geo Group, Inc. (a)	64,562	1,878,754
TOTAL COMMON STOCKS (Cost $325,496,497)		317,444,597
Preferred Stocks - 2.7%

Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.2%
Annaly Capital Management, Inc. Series B, 6.00%	80,000	2,362,080
Crescent Real Estate Equities Co. Series A, 6.75%	14,700	365,442
Health Care REIT, Inc. 7.50%	92,200	2,743,872
HRPT Properties Trust 6.50%	80,000	1,904,160
Lexington Corporate Properties Trust Series C 6.50%	13,800	652,188
		8,027,742
Nonconvertible Preferred Stocks - 2.5%
FINANCIALS - 2.5%
Diversified Financial Services - 0.1%
DRA CRT Acquisition Corp. Series A, 8.50%	1,700	41,225
Red Lion Hotels Capital Trust 9.50%	138,465	3,648,553
		3,689,778
Real Estate Investment Trusts - 2.4%
Accredited Mortgage Loan Trust Series A, 9.75%	254,900	5,368,194
Alexandria Real Estate Equities, Inc. Series C, 8.375%	10,000	255,700
American Home Mortgage Investment Corp.:
Series A, 9.375%	81,500	1,981,265
Series B, 9.25%	233,544	5,546,670
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
Real Estate Investment Trusts - continued
Annaly Capital Management, Inc. Series A, 7.875%	186,200	$ 4,688,516
Anthracite Capital, Inc. Series C, 9.375%	16,400	419,512
Anworth Mortgage Asset Corp. Series A, 8.625%	220,500	5,468,400
Apartment Investment & Management Co.:
Series G, 9.375%	40,000	1,022,000
Series T, 8.00%	80,000	2,003,200
Ashford Hospitality Trust, Inc. Series A, 8.55%	10,000	256,200
BioMed Realty Trust, Inc. Series A, 7.375%	20,000	500,000
Capital Lease Funding, Inc. Series A, 8.125%	20,000	501,600
CenterPoint Properties Trust Series D, 5.377%	5,280	4,382,400
Colonial Properties Trust (depositary shares) Series D, 8.125%	70,000	1,780,100
Cousins Properties, Inc. Series A, 7.75%	49,600	1,289,600
Crescent Real Estate Equities Co. Series B, 9.50%	50,000	1,267,500
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00%	20,000	505,800
Digital Realty Trust, Inc.:
Series A, 8.50%	90,000	2,331,900
Series B, 7.875%	36,100	911,164
Duke Realty LP (depositary shares) Series B, 7.99%	10,500	530,250
Eagle Hospitality Properties Trust, Inc. Series A, 8.25%	71,300	1,656,299
FelCor Lodging Trust, Inc. (depositary shares) Series C, 8.00%	40,000	1,000,000
Glimcher Realty Trust Series F, 8.75%	30,000	762,000
Gramercy Capital Corp. Series A, 8.125%	40,000	990,000
Hersha Hospitality Trust Series A, 8.00%	40,000	996,800
HomeBanc Mortgage Corp., Georgia Series A, 10.00%	226,415	4,120,753
Hospitality Properties Trust:
Series B, 8.875%	259,125	6,506,629
Series C, 7.00%	65,000	1,579,500
HRPT Properties Trust Series B, 8.75%	20,000	507,400
Innkeepers USA Trust Series C, 8.00%	53,000	1,150,100
LBA Realty Fund II Series B, 7.625% (a)	89,660	1,838,030
Lexington Corporate Properties Trust Series B, 8.05%	60,000	1,509,000
Lexington Realty Trust 7.55%	40,000	973,600
MFA Mortgage Investments, Inc. Series A, 8.50%	262,800	6,464,880
Mid-America Apartment Communities, Inc. Series H, 8.30%	45,100	1,141,030
Nationwide Health Properties, Inc. 7.677%	23,600	2,365,900
Newcastle Investment Corp.:
Series B, 9.75%	141,500	3,533,255
Series D, 8.375%	71,300	1,761,110
NorthStar Realty Finance Corp. Series A 8.75%	20,000	495,000
Omega Healthcare Investors, Inc. Series D, 8.375%	80,000	2,064,800
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Prime Group Realty Trust Series B, 9.00%	15,500	$ 281,170
Public Storage:
Series I, 7.25%	20,000	511,000
Series N, 7.00%	40,000	995,200
RAIT Financial Trust:
Series A, 7.75%	40,000	934,400
Series B, 8.375%	26,400	640,464
Realty Income Corp. 8.25%	100	2,584
Saul Centers, Inc. 8.00%	40,000	1,015,600
Simon Property Group, Inc. Series G, 7.89%	12,000	600,240
Strategic Hotel & Resorts, Inc.:
Series A, 8.50%	120,000	2,970,000
Series C, 8.25%	60,000	1,522,800
Sunstone Hotel Investors, Inc. Series A, 8.00%	15,000	377,400
Taubman Centers, Inc. Series G, 8.00%	20,000	505,400
The Mills Corp.:
Series B, 9.00%	55,680	1,447,680
Series C, 9.00%	156,500	4,069,000
Series E, 8.75%	88,885	2,311,010
Series G, 7.875%	39,933	1,038,258
		101,648,263
Real Estate Management & Development - 0.0%
Affordable Residential Communties, Inc. Series A, 8.25%	85,600	2,127,160
TOTAL FINANCIALS		107,465,201
TOTAL PREFERRED STOCKS (Cost $116,495,431)		115,492,943
Floating Rate Loans - 0.6%
	Principal Amount
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Intrawest Resorts term loan 7.47% 10/25/07 (c)	$ 452,811	452,245
Landry's Seafood Restaurants, Inc. term loan 7.08% 12/28/10 (c)	264,463	264,133
		716,378
Floating Rate Loans - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.1%
The Pep Boys - Manny, Moe & Jack term loan 7.36% 10/27/13 (c)	$ 59,700	$ 59,700
Toys 'R' US, Inc. term loan 8.32% 12/9/08 (c)	5,000,000	5,025,000
		5,084,700
TOTAL CONSUMER DISCRETIONARY		5,801,078
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Cumberland Farms, Inc. term loan 7.364% 9/29/13 (c)	1,487,506	1,489,366
FINANCIALS - 0.4%
Diversified Financial Services - 0.1%
LandSource Communities Development LLC:
Tranche 2LN, term loan 9.86% 2/27/14 (c)	2,620,000	2,623,275
Tranche B 1LN, term loan 8.1147% 2/27/13 (c)	1,795,500	1,791,011
		4,414,286
Real Estate Investment Trusts - 0.1%
Capital Automotive (REIT) Tranche B, term loan 7.07% 12/16/10 (c)	1,465,131	1,470,626
General Growth Properties, Inc. Tranche A1, term loan 6.57% 2/24/10 (c)	2,092,105	2,081,645
Maguire Properties Holdings III LLC Tranche B, term loan 7.32% 4/24/12 (c)	702,302	704,058
		4,256,329
Real Estate Management & Development - 0.1%
MDS Realty Holdings LLC:
Tranche M1, term loan 7.57% 1/8/08 (c)	1,521,827	1,521,827
Tranche M3, term loan 8.82% 1/8/08 (c)	1,217,461	1,217,461
North Las Vegas/Olympia Group Tranche 1, term loan 8.07% 5/9/11 (c)	198,324	198,324
Realogy Corp.:
Tranche B, term loan 8.35% 10/10/13 (c)	787,879	780,000
8.32% 10/10/13 (c)	212,121	210,000
Tishman Speyer Properties term loan 7.07% 12/27/12 (c)	200,000	200,500
		4,128,112
Floating Rate Loans - continued
	Principal Amount	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.1%
Charter Municipal Mortgage Acceptance Co. term loan 7.86% 8/15/12 (c)	$ 1,492,500	$ 1,488,769
TOTAL FINANCIALS		14,287,496
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
HealthSouth Corp. term loan 7.85% 3/10/13 (c)	2,301,707	2,307,462
Skilled Healthcare Group, Inc. Tranche 1, term loan 7.57% 6/15/12 (c)	989,899	991,136
		3,298,598
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Crown Castle International Corp. Tranche B, term loan 6.8927% 3/6/14 (c)	160,000	159,800
TOTAL FLOATING RATE LOANS (Cost $25,019,929)		25,036,338
Commodity-Linked Notes - 8.1%

AIG-FP Private Funding Ltd.:
Master Note, one-month U.S. dollar LIBOR minus .10% due 10/12/2007:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	3,330,000	2,990,127
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	10,000,000	9,566,303
Master Note, one-month U.S. dollar LIBOR minus .10% due 2/01/2008:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	6,300,000	6,717,700
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	10,500,000	10,941,537
Master Note, one-month U.S. dollar LIBOR minus .10% due 2/01/2008:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	3,000,000	3,164,434
Commodity-Linked Notes - continued
	Principal Amount	Value
AIG-FP Private Funding Ltd.: - continued
Master Note, one-month U.S. dollar LIBOR minus .10% due 3/10/2008:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	$ 3,000,000	$ 2,933,095
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	6,400,000	6,115,322
Master Note, one-month U.S. dollar LIBOR minus .10% due 5/13/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	1,700,000	1,570,853
Master Note, one-month U.S. dollar LIBOR minus .10% due 5/20/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	7,500,000	7,652,925
Master Note, one-month U.S. dollar LIBOR minus .10% due 7/12/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	5,000,000	4,292,793
Master Note, one-month U.S. dollar LIBOR minus .10% due 7/6/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	9,500,000	8,920,588
Master Note, one-month U.S. dollar LIBOR minus .10% due 8/20/2007:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	10,100,000	11,596,002
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	5,000,000	5,774,589
Master Note, one-month U.S. dollar LIBOR minus .10% due 8/24/2007:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	4,000,000	4,788,186
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	2,000,000	2,464,670
Master Note, one-month U.S. dollar LIBOR minus .10% due 8/29/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	2,600,000	3,183,904
Master Note, one-month U.S. dollar LIBOR minus .10% due 9/10/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	3,340,000	3,923,524
JPMorgan Chase Bank NA:
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 10/19/2007:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	2,670,000	2,660,668
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	4,500,000	4,532,817
Commodity-Linked Notes - continued
	Principal Amount	Value
JPMorgan Chase Bank NA: - continued
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 2/01/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	$ 7,600,000	$ 7,920,493
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 3/10/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	6,000,000	5,866,759
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 3/24/2008:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	9,750,000	9,390,778
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	5,100,000	4,788,455
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 5/13/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	1,700,000	1,570,905
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 5/20/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	1,500,000	1,530,590
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 7/12/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	5,000,000	4,293,980
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 7/20/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	4,000,000	3,797,156
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 8/24/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	3,550,000	4,376,658
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 8/29/2007:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	4,000,000	4,830,056
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	3,210,000	3,932,543
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 8/31/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	5,200,000	6,582,537
Commodity-Linked Notes - continued
	Principal Amount	Value
JPMorgan Chase Bank NA: - continued
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 9/10/2007:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	$ 4,450,000	$ 5,108,192
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	1,000,000	1,040,493
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	2,200,000	2,288,564
Merrill Lynch & Co., Inc.:
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 10/16/2007:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	4,000,000	4,244,030
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	2,000,000	2,102,577
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	2,000,000	1,925,927
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 10/23/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	6,670,000	6,718,763
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 10/9/2007:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	6,670,000	6,739,129
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	2,400,000	2,472,104
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 11/1/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	5,000,000	5,338,060
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 11/15/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	15,000,000	18,367,741
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 2/19/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	4,670,000	4,659,121
Morgan Stanley:
Note, one-month U.S. dollar LIBOR minus .03% due 2/7/2008:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	29,000,000	28,837,851
Commodity-Linked Notes - continued
	Principal Amount	Value
Morgan Stanley: - continued
Note, one-month U.S. dollar LIBOR minus .03% due 2/7/2008:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	$ 5,000,000	$ 5,272,631
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	12,250,000	12,906,557
Note, one-month U.S. dollar LIBOR minus .03% due 8/6/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	8,340,000	8,393,105
Note, one-month U.S. dollar LIBOR minus .05% due 5/13/2007:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	8,340,000	8,160,602
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	13,500,000	12,474,836
Societe Generale Commodities Products, LLC:
Note, one-month U.S. dollar LIBOR minus .10% due 10/12/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	3,000,000	3,108,774
Note, one-month U.S. dollar LIBOR minus .10% due 7/17/2007:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	3,340,000	2,778,935
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	3,000,000	2,767,790
Note, one-month U.S. dollar LIBOR minus .10% due 7/20/2007:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	8,630,000	8,190,105
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	4,670,000	4,622,137
Note, one-month U.S. dollar LIBOR minus .10% due 7/27/2007:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	2,000,000	1,888,005
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	3,170,000	3,096,183
Note, one-month U.S. dollar LIBOR minus .10% due 8/10/2007:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	5,150,000	5,024,775
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	4,000,000	4,513,006
Commodity-Linked Notes - continued
	Principal Amount	Value
Societe Generale Commodities Products, LLC: - continued
Note, one-month U.S. dollar LIBOR minus .10% due 8/31/2007:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	$ 3,000,000	$ 3,565,635
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	3,330,000	4,156,594
TOTAL COMMODITY-LINKED NOTES (Cost $332,830,000)		343,433,169
Fixed-Income Funds - 44.2%
	Shares
Fidelity Floating Rate Central Fund (d)	10,432,646	1,047,959,287
Fidelity Ultra-Short Central Fund (d)	8,360,585	825,691,375
TOTAL FIXED-INCOME FUNDS (Cost $1,880,700,950)		1,873,650,662
Preferred Securities - 0.1%
	Principal Amount
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Cairn High Grade ABS CDO PLC Series 2006-2A Class SUB, 1/13/47 (b)	$ 1,200,000	780,000
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (b)	500,000	500,703
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (b)	1,650,000	1,301,850
Ipswich Street CDO Series 2006-1, 6/27/46 (b)	2,250,000	1,800,000
Kent Funding III Ltd. 11/5/47 (b)	2,200,000	880,000
TOTAL PREFERRED SECURITIES (Cost $7,439,215)		5,262,553
Cash Equivalents - 6.8%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at:
4.21%, dated 6/29/07 due 7/2/07 (Collateralized by U.S. Treasury Obligations) #	$ 283,381,347	$ 283,282,000
4.32%, dated 6/29/07 due 7/2/07 (Collateralized by U.S. Treasury Obligations) #	4,680,684	4,679,000
TOTAL CASH EQUIVALENTS (Cost $287,961,000)		287,961,000
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $4,261,326,236)		4,222,472,618
NET OTHER ASSETS - 0.5%		19,455,969
NET ASSETS - 100%		$ 4,241,928,587
Swap Agreements
	Expiration Date	Notional Amount
Total Return Swaps
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 3.875% 1/15/09 and pay quarterly a floating rate based on 3-month LIBOR minus 22.5 basis points with UBS	Jan. 2009	$ 45,000,000	172,357
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 0.875% 4/15/10 and pay quarterly a floating rate based on 3-month LIBOR minus 18.75 basis points with UBS	April 2010	50,000,000	728,726
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 3.5% 1/15/11 and pay quarterly a floating rate based on 3-month LIBOR minus 18.25 basis points with Goldman Sachs	Jan. 2011	25,000,000	304,058
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 4.25% 1/15/10 and pay quarterly a floating rate based on 3-month LIBOR minus 18.25 basis points with Goldman Sachs	Jan. 2010	20,000,000	297,213
		$ 140,000,000	$ 1,502,354
Legend
(a) Non-income producing

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $421,082,165 or 9.9% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(e) Security is linked to the Dow Jones-AIG Commodity Total Return Index. Securities do not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-AIG Commodity Index Total Return. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$283,282,000 due 7/02/07 at 4.21%
ABN AMRO Bank N.V., New York Branch	$ 10,372,529
BNP Paribas Securities Corp.	71,503,778
Bear Stearns & Co., Inc.	29,078,203
J.P. Morgan Securities, Inc.	15,969
Lehman Brothers, Inc.	41,472,191
Merrill Lynch Government Securities, Inc.	95,338,371
Morgan Stanley & Co., Inc.	35,500,959
$ 283,282,000
$4,679,000 due 7/02/07 at 4.32%
Banc of America Securities LLC	$ 881,774
Bear Stearns & Co., Inc.	2,056,831
Lehman Brothers, Inc.	1,740,395
$ 4,679,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Floating Rate Central Fund	$ 52,176,944
Fidelity Ultra-Short Central Fund	30,055,748
Total	$ 82,232,692
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 715,567,111	$ 332,142,556	$ -	$ 1,047,959,287	44.0%
Fidelity Ultra-Short Central Fund	505,821,487	325,826,490	-	825,691,375	5.4%
Total	$ 1,221,388,598	$ 657,969,046	$ -	$ 1,873,650,662
Income Tax Information

At June 30, 2007, the aggregate cost of investment securities for income tax purposes was $4,260,115,861. Net unrealized depreciation aggregated $37,643,243, of which $38,145,952 related to appreciated investment securities and $75,789,195 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	August 27, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	August 27, 2007